MINERAL RIGHTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Mineral properties at beginning balance	$ 6,241,114	$ 6,196,114
Mineral properties disposals	(2,187,635)	0
Mineral properties additions	36,235	45,000
Mineral properties at ending balance	$ 4,089,714	$ 6,241,114